Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 8, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the "Registrant") with respect to each of the exchange-traded fund series portfolios of the Registrant with fiscal year-ends ended June 30, 2021 (the "Funds"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Funds:

(1)The forms of statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 92 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent applicable amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2021, accession number 0001683863-21- 006108.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,
Victory Portfolios II
By: /s/ Christopher K. Dyer
Christopher K. Dyer
President